Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
June 30, 2023
F10-NPRT1-0823
1.818356.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.19% to 5.19% 7/27/23 (b) (Cost $5,997,609)	6,020,000	5,999,868

Domestic Equity Funds - 12.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,579,931	16,383,888
Fidelity Series Blue Chip Growth Fund (c)	3,260,335	45,514,278
Fidelity Series Commodity Strategy Fund (c)	281,099	27,210,365
Fidelity Series Growth Company Fund (c)	4,645,935	84,834,768
Fidelity Series Intrinsic Opportunities Fund (c)	1,357,858	16,715,232
Fidelity Series Large Cap Stock Fund (c)	4,184,156	79,080,557
Fidelity Series Large Cap Value Index Fund (c)	1,708,597	24,723,401
Fidelity Series Opportunistic Insights Fund (c)	2,935,844	50,408,434
Fidelity Series Small Cap Core Fund (c)	14,125	145,068
Fidelity Series Small Cap Discovery Fund (c)	659,870	7,146,388
Fidelity Series Small Cap Opportunities Fund (c)	1,853,652	23,875,039
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,385,997	55,175,848
Fidelity Series Value Discovery Fund (c)	3,330,295	49,354,968
TOTAL DOMESTIC EQUITY FUNDS (Cost $347,537,681)		480,568,234

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,798,723	39,909,791
Fidelity Series Emerging Markets Fund (c)	4,316,429	35,869,522
Fidelity Series Emerging Markets Opportunities Fund (c)	13,140,311	222,728,278
Fidelity Series International Growth Fund (c)	6,425,221	105,566,389
Fidelity Series International Small Cap Fund (c)	1,717,696	27,878,204
Fidelity Series International Value Fund (c)	9,539,799	105,510,172
Fidelity Series Overseas Fund (c)	8,421,784	105,609,171
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $494,273,275)		643,071,527

Bond Funds - 61.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	55,937,554	527,491,138
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	13,491,190	106,580,401
Fidelity Series Emerging Markets Debt Fund (c)	2,643,205	19,559,720
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	688,313	6,470,142
Fidelity Series Floating Rate High Income Fund (c)	337,312	3,022,313
Fidelity Series High Income Fund (c)	2,421,035	19,828,278
Fidelity Series International Credit Fund (c)	447,868	3,453,065
Fidelity Series International Developed Markets Bond Index Fund (c)	16,910,867	145,095,241
Fidelity Series Investment Grade Bond Fund (c)	133,654,411	1,329,861,395
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,747,386	148,979,266
Fidelity Series Real Estate Income Fund (c)	558,252	5,348,055
TOTAL BOND FUNDS (Cost $2,617,638,325)		2,315,689,014

Short-Term Funds - 8.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	4,844,662	4,845,631
Fidelity Series Government Money Market Fund 5.17% (c)(e)	269,861,894	269,861,894
Fidelity Series Short-Term Credit Fund (c)	5,354,829	51,459,902
TOTAL SHORT-TERM FUNDS (Cost $327,882,836)		326,167,427

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,793,329,726)	3,771,496,070
NET OTHER ASSETS (LIABILITIES) - 0.0%	(677,408)
NET ASSETS - 100.0%	3,770,818,662

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	752	Sep 2023	84,423,750	(1,459,235)	(1,459,235)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	858	Sep 2023	91,886,438	(1,409,480)	(1,409,480)

TOTAL PURCHASED					(2,868,715)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	126	Sep 2023	28,275,975	(600,517)	(600,517)
ICE MSCI EAFE Index Contracts (United States)	186	Sep 2023	20,046,150	(148,767)	(148,767)
ICE MSCI Emerging Markets Index Contracts (United States)	709	Sep 2023	35,375,555	367,786	367,786

TOTAL SOLD					(381,498)

TOTAL FUTURES CONTRACTS					(3,250,213)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,124,804.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	6,244,165	26,501,366	27,899,900	84,593	-	-	4,845,631	0.0%
Total	6,244,165	26,501,366	27,899,900	84,593	-	-	4,845,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	528,693,486	18,929,201	16,799,725	-	(362,478)	(2,969,346)	527,491,138
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	114,908,318	97,627	6,076,286	16,345	(1,290,126)	(1,059,132)	106,580,401
Fidelity Series All-Sector Equity Fund	17,219,403	12,340	2,430,016	-	(214,079)	1,796,240	16,383,888
Fidelity Series Blue Chip Growth Fund	47,342,695	33,714	9,118,945	-	984,266	6,272,548	45,514,278
Fidelity Series Canada Fund	41,177,894	855,705	3,691,709	-	782,229	785,672	39,909,791
Fidelity Series Commodity Strategy Fund	26,653,551	2,179,033	978,856	-	(670,628)	27,265	27,210,365
Fidelity Series Emerging Markets Debt Fund	19,684,439	427,916	681,824	293,675	(143,355)	272,544	19,559,720
Fidelity Series Emerging Markets Debt Local Currency Fund	6,664,282	4,768	391,211	-	(39,500)	231,803	6,470,142
Fidelity Series Emerging Markets Fund	35,093,093	192,448	65,859	-	9,013	640,827	35,869,522
Fidelity Series Emerging Markets Opportunities Fund	231,554,078	-	15,381,682	-	683,794	5,872,088	222,728,278
Fidelity Series Floating Rate High Income Fund	3,057,561	70,428	136,053	67,619	(9,185)	39,562	3,022,313
Fidelity Series Government Money Market Fund 5.17%	264,841,852	18,163,081	13,143,039	3,320,181	-	-	269,861,894
Fidelity Series Growth Company Fund	88,280,144	62,939	15,931,952	-	756,335	11,667,302	84,834,768
Fidelity Series High Income Fund	20,230,146	316,173	741,413	301,015	(68,744)	92,116	19,828,278
Fidelity Series International Credit Fund	3,464,558	26,274	6,350	26,274	(8)	(31,409)	3,453,065
Fidelity Series International Developed Markets Bond Index Fund	150,191,540	2,219,631	5,400,153	2,106,746	(749,220)	(1,166,557)	145,095,241
Fidelity Series International Growth Fund	108,802,506	78,806	7,575,754	-	2,777,260	1,483,571	105,566,389
Fidelity Series International Small Cap Fund	29,862,713	21,597	2,396,149	-	765,944	(375,901)	27,878,204
Fidelity Series International Value Fund	108,360,324	1,502,603	8,820,879	-	1,170,796	3,297,328	105,510,172
Fidelity Series Intrinsic Opportunities Fund	15,926,539	1,773,880	1,708,197	-	71,810	651,200	16,715,232
Fidelity Series Investment Grade Bond Fund	1,358,530,574	34,956,004	44,977,309	13,156,727	(3,452,876)	(15,194,998)	1,329,861,395
Fidelity Series Large Cap Stock Fund	82,868,143	59,238	9,422,168	-	3,895,032	1,680,312	79,080,557
Fidelity Series Large Cap Value Index Fund	25,977,294	263,809	2,559,117	-	499,809	541,606	24,723,401
Fidelity Series Long-Term Treasury Bond Index Fund	154,959,806	3,915,691	5,196,321	1,129,293	(1,207,803)	(3,492,107)	148,979,266
Fidelity Series Opportunistic Insights Fund	52,621,308	37,641	7,245,768	-	7,335	4,987,918	50,408,434
Fidelity Series Overseas Fund	108,700,949	78,805	7,955,371	-	1,620,508	3,164,280	105,609,171
Fidelity Series Real Estate Income Fund	6,752,495	105,355	1,558,001	99,883	(77,843)	126,049	5,348,055
Fidelity Series Short-Term Credit Fund	53,566,356	402,431	2,295,861	355,067	(66,262)	(146,762)	51,459,902
Fidelity Series Small Cap Core Fund	-	150,003	11,302	85	(269)	6,636	145,068
Fidelity Series Small Cap Discovery Fund	7,577,910	147,635	874,455	16,269	40,284	255,014	7,146,388
Fidelity Series Small Cap Opportunities Fund	25,432,828	17,951	2,832,807	-	586,877	670,190	23,875,039
Fidelity Series Stock Selector Large Cap Value Fund	57,864,714	334,219	5,547,163	-	609,029	1,915,049	55,175,848
Fidelity Series Value Discovery Fund	51,628,462	687,936	4,468,777	-	44,405	1,462,942	49,354,968
	3,848,489,961	88,124,882	206,420,472	20,889,179	6,952,350	23,503,850	3,760,650,571

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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